Stock-based Compensation - Schedule of Weighted-Average Assumptions Used for Calculating Value of Options Granted (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options Outstanding, Weighted Average Exercise Price, and Additional Disclosures [Abstract]
Dividend yield	0.00%	0.00%
Expected volatility	75.10%	74.66%
Weighted average risk-free interest rate	1.66%	1.77%
Expected term	5 years 9 months 18 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options Outstanding, Weighted Average Exercise Price, and Additional Disclosures [Abstract]
Expected term		5 years 7 months 6 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options Outstanding, Weighted Average Exercise Price, and Additional Disclosures [Abstract]
Expected term		5 years 9 months 18 days